UNIT-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
Share-Based Payment Arrangement [Abstract]
Disclosure of indirect measurement of fair value of goods or services received, share options granted during period
The partnership estimated the fair value of the BPY Awards granted during the years ended December 31, 2017, 2016 and 2015 using the Black-Scholes valuation model. The following assumptions were utilized:

	Unit of measurement	Years ended Dec. 31,
		2017	2016	2015
Exercise price	US$	22.92	19.51	25.18
Average term to exercise	In years	7.50	7.50	7.50
Unit price volatility	%	25%	30%	30%
Liquidity discount	%	25%	25%	25%
Weighted average of expected annual dividend yield	%	6.50%	6.50%	6.50%
Risk-free rate	%	2.37%	1.57%	1.87%
Weighted average fair value per option	US$	1.60	1.45	3.46

Disclosure of number and weighted average exercise prices of share options
The change in the number of options outstanding under the equity-settled BPY Awards for the years ended December 31, 2017, 2016 and 2015 is as follows:

	2017		2016		2015
Years ended Dec. 31,	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding, beginning of year	16,338,511	$20.49	17,349,629	$20.53	—	$—
Granted	93,750	22.92	3,020,931	19.51	2,542,340	25.18
Exercised	(1,194,569)	18.97	(1,180,060)	17.98	(745,392)	19.92
Expired/forfeited	(1,435,897)	21.51	(2,851,989)	19.69	(174,153)	21.40
Reclassified(1)	—	—	—	—	15,726,834	19.75
Outstanding, end of year	13,801,795	$20.54	16,338,511	$20.49	17,349,629	$20.53
Exercisable, end of year	7,352,112	$20.22	5,501,679	$19.90	4,795,099	$19.03

(1)	Relates to the reclassification of options for employees outside of Canada and Australia whose options are equity-settled subsequent to the amendment of the BPY Plan.

The following table sets out details of options issued and outstanding at December 31, 2017, 2016 and 2015 under the equity-settled BPY Awards by expiry date:

	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Expiry date	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
2020	226,800	13.07	254,600	13.07	368,400	13.07
2021	246,400	17.44	316,100	17.44	421,300	17.44
2022	517,300	18.07	724,700	18.03	1,535,900	18.25
2023	675,420	16.80	948,980	16.80	1,247,680	16.80
2024	7,946,313	20.59	9,071,225	20.59	11,286,224	20.59
2025	1,730,210	25.18	2,153,923	25.18	2,490,125	25.18
2026	2,365,602	19.51	2,868,983	19.51	—	—
2027	93,750	22.92	—	—	—	—
Total	13,801,795	$20.54	16,338,511	$20.49	17,349,629	$20.53
The change in the number of options outstanding under the cash-settled BPY Awards for the years ended December 31, 2017, 2016 and 2015 is as follows:

	2017		2016		2015
Years ended Dec. 31,	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding, beginning of year	7,377,042	$20.28	6,904,986	$20.37	$21,946,145	$19.75
Granted	—	—	846,912	19.51	775,215	25.18
Exercised	(213,106)	19.12	(148,076)	18.55	(89,540)	17.40
Expired/forfeited	(19,065)	24.42	(226,780)	21.32	—	—
Reclassified(1)	—	—	—	—	(15,726,834)	19.75
Outstanding, end of year	7,144,871	$20.30	7,377,042	$20.28	6,904,986	$20.37
Exercisable, end of year	3,973,290	$19.93	2,772,207	$19.75	1,956,693	$19.16

(1)	Relates to the reclassification of options for employees outside of Canada and Australia whose options are equity-settled subsequent to the amendment of the BPY Plan.

The following table sets out details of options issued and outstanding at December 31, 2017, 2016 and 2015 under the cash-settled BPY Awards by expiry date:

	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Expiry date	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
2020	69,000	13.07	78,000	13.07	78,000	13.07
2021	172,800	17.44	186,800	17.44	226,800	17.44
2022	515,800	18.09	545,800	18.08	581,200	18.07
2023	519,000	16.80	549,000	16.80	604,200	16.80
2024	4,330,286	20.59	4,459,230	20.59	4,639,571	20.59
2025	695,376	25.18	711,300	25.18	775,215	25.18
2026	842,609	19.51	846,912	19.51	—	—
Total	7,144,871	$20.30	7,377,042	$20.28	6,904,986	$20.37